Employee Benefits, Restructuring and Post-retirement Employee Benefits Provisions - Summary of Reconciliation of Employee Benefits, Restructuring and Post-retirement Employee Benefits (Detail)
$ in Millions
12 Months Ended
Jun. 30, 2018 USD ($)
Disclosure of employee benefits restructuring and post retirement employee benefits provisions [Line Items]
At the beginning of the financial year	$ 1,625
Charge/(credit) for the year:
Underlying	1,101
Discounting	34
Net interest expense	(15)
Exchange variations	(24)
Released during the year	(32)
Remeasurement gains taken to retained earnings	(1)
Utilisation	(999)
At the end of the financial year	1,689
Employee benefits [member]
Disclosure of employee benefits restructuring and post retirement employee benefits provisions [Line Items]
At the beginning of the financial year	1,177
Charge/(credit) for the year:
Underlying	1,073
Exchange variations	(29)
Released during the year	(31)
Utilisation	(958)
At the end of the financial year	1,232
Restructuring [member]
Disclosure of employee benefits restructuring and post retirement employee benefits provisions [Line Items]
At the beginning of the financial year	10
Charge/(credit) for the year:
Underlying	6
Released during the year	(1)
Utilisation	(7)
At the end of the financial year	8
Post-retirement employee benefits [member]
Disclosure of employee benefits restructuring and post retirement employee benefits provisions [Line Items]
At the beginning of the financial year	438
Charge/(credit) for the year:
Underlying	22
Discounting	34
Net interest expense	(15)
Exchange variations	5
Remeasurement gains taken to retained earnings	(1)
Utilisation	(34)
At the end of the financial year	$ 449